Organization and Business Operation	12 Months Ended
Jun. 30, 2023
Organization and Business Operation [Abstract]
Organization and Business Operation

Note 1 — Organization and Business Operation

Estrella Biopharma, Inc. (as used in the Notes to Financial Statements section, the “Company” or “Estrella”) was incorporated in the State of Delaware on March 30, 2022 by Eureka Therapeutics, Inc. (“Eureka”), which was incorporated in California in February 2006 and reincorporated in Delaware in March 2018 and is the predecessor of the Company. The Company’s fiscal year end is June 30. On June 28, 2022, pursuant to a Contribution Agreement between the Company and Eureka (the “Contribution Agreement”), Eureka contributed certain assets (the “Assets”) related to T-cell therapies targeting CD19 and CD22, proteins expressed on the surface of almost all B-cell leukemias and lymphomas, in exchange for 105,000,000 shares of the Company’s Series AA Preferred Stock (the “Separation”). See Note 2, Basis of Presentation.

As part of the Separation, the Company entered into a License Agreement (the “License Agreement”) with Eureka and Eureka Therapeutics (Cayman) Ltd. (“Eureka Cayman”), an affiliate of Eureka, and a Services Agreement (the “Services Agreement”) with Eureka, and Eureka contributed and assigned the Collaboration Agreement between Eureka and Imugene Limited (“Imugene”) (the “Collaboration Agreement”) to the Company. The License Agreement grants Estrella an exclusive license to develop CD19 and CD22 targeted T-cell therapies using Eureka’s ARTEMIS® platform. Under the Services Agreement, Eureka has agreed to perform certain services for the Company in connection with the development of the Company’s product candidates, EB103 and EB104. EB103, which is a T-cell therapy also called “CD19-Redirected ARTEMIS® T-Cell Therapy,” utilizes Eureka’s ARTEMIS® technology to target CD19. Estrella is also developing EB104, a T-cell therapy also called “CD19/22 Dual-Targeting ARTEMIS® T-Cell Therapy.” Like EB103, EB104 utilizes Eureka’s ARTEMIS® technology to target not only CD19, but also CD22. The Collaboration Agreement establishes the partnership between the Company and Imugene related to development of solid tumor treatments using Imugene’s product candidate (“CF33-CD19t”) in conjunction with EB103.

The Company is a preclinical-stage biopharmaceutical company developing T-cell therapies with the capacity to cure patients with blood cancers and solid tumors.

The Company is in the development stage, having not yet started planned principal operations. For the year ended June 30, 2023, the Company has been devoting substantially all of its efforts toward preparing for drafting regulatory filings (including the Investigational New Drug (“IND”) applications), planning preclinical studies, and building its management team. On March 2, 2023, the FDA cleared the IND for EB103, allowing Estrella to proceed with the Phase I/II Starlight-1 Clinical Trial, which Estrella expects to commence in the first half of 2024.

On June 29, 2022, the Company entered into a letter of intent with TradeUP Acquisition Corp. (“UPTD”) in contemplation of a potential business combination. UPTD was a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses. On September 30, 2022, the Company entered into the Agreement and Plan of Merger (the “Merger Agreement”) with UPTD and Tradeup Merger Sub Inc. (“Merger Sub”), pursuant to which Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of UPTD (the “Merger”). Each share of Series A Preferred Stock and Series AA Preferred Stock of the Company that is issued and outstanding immediately prior to the effective time of the Merger automatically converted into a number of shares of common stock of the Company in accordance with the certificate of incorporation of the Company in effect immediately prior to the effective time of the Merger. The Company is the accounting acquirer and, as such, the business combination is accounted for as a “reverse recapitalization” (“reverse merger”) because it is a capital transaction involving the issuance of stock by UPTD for the stock of the Company. In addition, the unvested Common Stock of the Company from early-exercised stock options became immediately vested upon Closing and each such holder was entitled to receive the merger consideration payable or issuable to a holder pursuant to the terms and conditions of the Merger Agreement. Consummation of the Merger was subject to the satisfaction or waiver by the respective parties of a number of conditions, including the approval of the Merger Agreement and the Merger by UPTD’s stockholders. In addition, the Merger Agreement contained a closing condition for the completion of transaction financing (the “Merger Financing”) of at least $20,000,000 by UPTD or the Company, including equity financing of no less than $15,000,000 (excluding equity-linked securities such as convertible debt or debt plus warrants) and debt or equity-linked financing of no more than $5,000,000, on terms acceptable to the Company.

Consummation of the business combination was subject to the satisfaction or waiver by the respective parties of a number of conditions, including 1) the approval of the Agreement and Plan of Merger and the business combination by UPTD’s stockholders and there being at least a $20.0 million Available Combined Cash Amount (as that term is defined in the Agreement and Plan of Merger) at the closing of the business combination, and 2) the net tangible assets upon the consummation with the Merger no less than $5,000,0001. On September 29, 2023, the Company closed the previously announced Business Combination with UPTD. (See Note 12 — subsequent events).

Liquidity and Going Concern

The accompanying financial statements have been prepared on a basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of June 30, 2023, the Company had cash of approximately $2.5 million, and accumulated deficit of approximately $12.2 million. For the year ended June 30, 2023, loss from operations was approximately $11.1 million. The Company’s ability to fund its operations is dependent on the amount of cash on hand and its ability to raise debt or additional equity financing. The Company has expended substantial funds on its research and development business, has experienced losses and negative cash flows from operations since its inception and expects losses and negative cash flows from operations to continue until its technology receives regulatory approval and the Company generates sufficient revenue and positive cash flow from operations, if ever.

As a result of these conditions, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date that these financial statements are issued. After the completion of the Business Combination, the Company would expect to consummate the Estrella Series A Preferred Stock transaction with Lianhe World Limited. However, since such financing is not guaranteed and therefore, the Company might not have sufficient funding to sustain the preclinical and clinical development of our product candidates, our public company compliance costs, certain of the milestone payments under the License Agreement and payments under the Services Agreement.

The Company’s future operations are highly dependent on a combination of factors, including but not necessarily limited to (1) the success of our research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) ability to manage growth of the organization; (5) ability to protect the Company’s technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of the Company’s product candidates.

The Company plans to raise additional capital in the future in order to continue its research and development programs and fund operations. However, its ability to raise additional capital in the equity or debt markets is dependent on a number of factors, and there is no assurance that such financing will be available on acceptable terms, or at all. The market demand of the Company’s equity is subject to a number of risks and uncertainties, including but not limited to, negative economic conditions, adverse market conditions, and adverse financial results. If the Company is unable to either raise sufficient capital in the equity or debt markets, license products or rights to future products or generate revenue, it may need to restructure, or cease operations, all of which would likely have a material adverse effect on the Company.

The financial statements do not include any adjustments relating to the recoverability of the recorded assets or the classification of liabilities that may be necessary should it be determined that the Company is unable to continue as a going concern.